Stock Options (Details 1)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.01%	1.41%	2.55%
Expected volatility	44.20%	45.75%	64.14%
Expected option life (in years)	5 years	5 years